Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2019
Critical Accounting Estimates and Judgements [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
3.	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial information in accordance with generally accepted accounting practice, in the case of the Group being International Financial Reporting Standards as adopted by the European Union, requires the directors to make estimates and judgements that affect the reported amount of assets, liabilities, income and expenditure and the disclosures made in the financial statements. Such estimates and judgements must be continually evaluated based on historical experience and other factors, including expectations of future events.

When entering into agreements with third parties which provide the rights to conduct research into specific biological processes the group account for these agreements as an expense if the agreements are ‘milestone’ in nature and relate to the Group’s own research and development costs. Such agreements involve periodic payments and are evaluated as representing payments made to fund research.

The only other critical accounting estimates and judgements in the preparation of the financial statements were fair value estimates used in the calculation of share based payments and warrants which have been detailed above in note 2, accounting policies, and note 16, share based payments, to the accounts.

The Group has also made a judgement on the impact of Brexit during the preparation of the financial statements and considered it to not be significant.